The Company and Summary of Significant Accounting Policies (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2014
Company And Summary Of Significant Accounting Policies Details Narrative
Depreciation expense	$ 464,000	$ 332,000
Impairment loss recorded as amortization expense		48,000
Amortization expense related to intangible assets	1,615,000	1,573,000
Weighted average remaining amortization period for intangible assets	6 years 1 month 6 days
Trademarks from business combinations that have indefinite lives	2,267,000
Fee to become a distributor	10
Distributor related revenue	248,000	210,000
Deferred revenues	3,308,000		4,642,000
Deferred costs	719,000
Shipping expense	6,228,000	5,819,000
Advertising expense	52,000	75,000
Common stock equivalents anti-dilutive	34,570,923
Proceeds from government shutdown claim		227,000
Note payable reduced by amount		$ 690,000